Short-term Bills Payable	12 Months Ended
Dec. 31, 2021
Short Term Bills Payable [Abstract]
Short-term Bills Payable
23.	SHORT-TERM BILLS PAYABLE

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Commercial paper payable	$7,000	$—
Less: Discounts on commercial paper payable	(1)	$—
	$6,999	$—

The annual interest rates of commercial paper payable were as follows:

	December 31
	2020	2021
Commercial paper payable	0.34%-0.36%	—